NON-CONTROLLING INTEREST (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Noncontrolling Interest [Abstract]
Noncontrolling Interest [Table Text Block]
Non-controlling interest consisted of the following:

	June 30,	December 31,
	2015	2014
Beginning balance	$(493,747)	$(306,870)
Net loss attributed to non-controlling interest	(141,657)	(210,510)
Other comprehensive (loss) income attributable to non-controlling interest	(5,265)	23,633
Ending balance	$(640,669)	$(493,747)

Non-controlling interest consisted of the following:

	December 31,	December 31,
	2014	2013
Beginning balance	$(306,870)	$-
Effect of restructuring	-	636,819
Subsidiary interest acquired by non-controlling interest	-	75,427
Net loss attributed to non-controlling interest	(210,510)	(1,019,724)
Other comprehensive income attributable to non-controlling interest	23,633	608
Ending balance	$(493,747)	$(306,870)